6. Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2015
Accounts receivable, net
	2015	2014
	US$’000	US$’000

Accounts receivable	4,557	4,316
Less: Allowance for doubtful debts	(57)	(48)

	4,500	4,268

Age analysis of past due account receivables
	2015	2014
	US$’000	US$’000

Current	2,762	864
30-59 days past due	633	1,226
60-89 days past due	635	23
Greater than 90 days	470	2,155

	4,500	4,268

ZHEJIANG JIAHUAN
Accounts receivable, net
	2015	2014
	RMB’000	RMB’000

Accounts receivable, gross	99,864	74,024
Less: Allowance for doubtful debts	(32)	(131)
Accounts receivable, net
	99,832	73,893

	2015	2014
	RMB’000	RMB’000
Allowance for doubtful debts:
Balance at beginning	(131)	(8,000)
Charged to statement of income
Recovered	99	7,869
Balance at end
	(32)	(131)

ZHEJIANG TIANLAN
Accounts receivable, net
	2015	2014
	RMB’000	RMB’000

Accounts receivable	238,325	185,443
Less: Allowance for doubtful debts	(30,418)	(28,835)

	207,907	156,608